AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 96.2%			Industrials - 16.1%
Communication Services - 16.9%			Copa Holdings, S. A. , Class A (Panama)	186,100	$18,230,356
Cars.com, Inc.*	2,174,067	$25,371,362	Donaldson Co., Inc.	406,715	21,088,173
Lions Gate Entertainment Corp., Class A *	1,804,900	17,922,657	Hexcel Corp.	144,500	10,724,790
Lions Gate Entertainment Corp., Class B *	631,050	5,887,697	ManpowerGroup, Inc.	134,100	12,268,809
Meredith Corp.	1,022,610	30,729,430	Owens Corning	285,800	17,288,042
The New York Times Co., Class A	592,595	18,968,966	Pentair PLC (United Kingdom)	404,700	17,373,771
Scholastic Corp.	691,194	22,774,842	Werner Enterprises, Inc.	614,500	22,650,470
TEGNA, Inc.	1,873,200	31,657,080	Westinghouse Air Brake Technologies Corp.	360,109	26,597,651
Total Communication Services		153,312,034	Total Industrials		146,222,062
Consumer Discretionary - 17.4%			Information Technology - 17.4%
Adtalem Global Education, Inc. *	873,131	30,131,751	Akamai Technologies, Inc.*	221,000	20,630,350
Cooper Tire & Rubber Co.	924,200	24,482,058	Corning, Inc.	1,049,500	28,011,155
Lear Corp.	103,600	12,761,448	Cree, Inc.*	364,105	16,927,242
LKQ Corp. *	605,900	19,803,841	Jabil, Inc.	383,300	14,906,537
Magna International, Inc. (Canada)	486,400	24,655,616	Juniper Networks, Inc.	1,253,400	28,752,996
Mattel, Inc. *	2,064,100	30,197,783	National Instruments Corp.	356,400	15,906,132
Whirlpool Corp.	109,500	16,005,615	Teradata Corp. *	1,260,100	30,670,834
Total Consumer Discretionary		158,038,112	Unisys Corp.*	227,078	2,204,927
Consumer Staples - 7.9%			Total Information Technology		158,010,173
Bunge, Ltd.	394,700	20,694,121	Materials - 2.7%
Hormel Foods Corp.	346,000	16,351,960	Domtar Corp.	707,100	24,621,222
Molson Coors Beverage Co., Class B	611,300	33,976,054	Total Common Stocks
Total Consumer Staples		71,022,135	(Cost $714,012,302)		871,733,534
Energy - 0.5%			Short-Term Investments - 2.4%
TechnipFMC PLC (United Kingdom)	267,300	4,413,123	Other Investment Companies - 2.4%
Financials - 5.8%			Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.49% [1]	7,187,279	7,187,279
Cincinnati Financial Corp.	48,400	5,079,580
			Dreyfus Institutional Preferred Government
Northern Trust Corp.	261,700	25,596,877	Money Market Fund, Institutional Shares,
Raymond James Financial, Inc.	237,400	21,705,482	1.52% [1]	7,187,278	7,187,278
Total Financials		52,381,939	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.52%[1]	7,405,075	7,405,075
Health Care - 11.5%
Agilent Technologies, Inc.	299,400	24,718,464	Total Short-Term Investments
			(Cost $21,779,632)		21,779,632
Patterson Cos., Inc.	917,350	20,190,873
			Total Investments - 98.6%
QIAGEN, N.V. (Netherlands) *	328,400	11,093,352	(Cost $735,791,934)		893,513,166
Quest Diagnostics, Inc.	150,300	16,633,701	Other Assets, less Liabilities - 1.4%		13,023,484
Varex Imaging Corp. *	502,660	13,898,549	Net Assets - 100.0%		$906,536,650
Varian Medical Systems, Inc. *	122,201	17,177,795
Total Health Care		103,712,734

* Non-income producing security.
1 Yield shown represents the January 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$871,733,534	—	—	$871,733,534
Short-Term Investments
Other Investment Companies	21,779,632	—	—	21,779,632
Total Investments in Securities	$893,513,166	—	—	$893,513,166

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

2